Dividends	12 Months Ended
Mar. 31, 2019
Dividend [Abstract]
Dividends

12. Dividends

What dividends have been paid and proposed for the year?

A dividend of £2,500m was paid to the parent company, BT Group Investments Limited, during 2018/19 (2017/18: £nil, 2016/17: £2,350m).

Subsequent to 31 March 2019, the directors have declared a final dividend of £1,575m payable in 2019/20 (2017/18: £2,500m, 2016/17: £nil).